DEFERRED COMPENSATION (Details) - USD ($) $ in Millions	Dec. 30, 2023	Dec. 31, 2022
Deferred compensation
Deferred compensation liability	$ 0.0	$ 0.1
Liabilities related to Plan	57.8	50.4
Other Assets
Deferred compensation
Investment in life insurance contracts	12.2	11.6
Assets held by the Plan	$ 0.1	$ 0.5